Income Taxes (Details) - Schedule of effective reconciliation of the federal income tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of effective reconciliation of the federal income tax rate [Abstract]
Statutory tax rate	9.00%	9.00%	9.00%
Effect of permanent differences	3.90%	(2.30%)	(3.70%)
Change in valuation allowance on deferred tax assets	(12.90%)	(6.70%)	(5.30%)
Effective tax rate	0.00%	0.00%	0.00%